GOODWILL (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
The changes in the carrying amount of goodwill for the years ended December 31, 2013 and 2014 were as follows:

Balance as of January 1, 2013	$326,860
Gain of control in subsidiaries	12,357
Deconsolidation of a subsidiary	(124,052)
Reclassifications and goodwill adjustment	(567)
Foreign currency translation adjustments	12,836

Balance as of December 31, 2013	$227,434

Gain of control in subsidiaries	220,379
Deconsolidation of a subsidiary	(62,040)
Negative goodwill write-off	831
Foreign currency translation adjustments	(13,543)

Balance as of December 31, 2014	$373,231